Restructuring and related expenses (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total cost of sales
Restructuring and Related Cost
Costs incurred in		$ 166	$ 90	$ 162
Other income (expense), net.
Restructuring and Related Cost
Costs incurred in		68	71	57
White Collar Productivity program
Restructuring and Related Cost
Term of program (in years)	2 years
Costs incurred in		(125)	140	370
Cumulative costs incurred up to December 31, 2017		385
Expenses		38	235	369
Liabilities associated with reorganization.
Liability at beginning of period		334	334
Expenses		38	235	369
Cash payments		(115)	(109)	(35)
Changes in estimates		(164)	(103)
Exchange rate differences		28	(23)
Liability at end of period		121	334	334
White Collar Productivity program | Total cost of sales
Restructuring and Related Cost
Expenses		(79)	92	122
Liabilities associated with reorganization.
Expenses		(79)	92	122
Changes in estimates		(90)	(49)
White Collar Productivity program | Selling, general and administrative expenses
Restructuring and Related Cost
Expenses		(42)	38	187
Liabilities associated with reorganization.
Expenses		(42)	38	187
Changes in estimates		(63)	(38)
White Collar Productivity program | Non-order related research and development expenses
Restructuring and Related Cost
Expenses		(6)	(5)	38
Liabilities associated with reorganization.
Expenses		(6)	(5)	38
White Collar Productivity program | Other income (expense), net.
Restructuring and Related Cost
Expenses		2	15	23
Liabilities associated with reorganization.
Expenses		2	15	23
White Collar Productivity program | Electrification Products
Restructuring and Related Cost
Costs incurred in		(17)	15	74
Cumulative costs incurred up to December 31, 2017		72
White Collar Productivity program | Robotics and Motion
Restructuring and Related Cost
Costs incurred in		(14)	26	44
Cumulative costs incurred up to December 31, 2017		56
White Collar Productivity program | Industrial Automation
Restructuring and Related Cost
Costs incurred in		(22)	36	96
Cumulative costs incurred up to December 31, 2017		110
White Collar Productivity program | Power Grids
Restructuring and Related Cost
Costs incurred in		(38)	33	70
Cumulative costs incurred up to December 31, 2017		65
White Collar Productivity program | Corporate and Other
Restructuring and Related Cost
Costs incurred in		(34)	30	86
Cumulative costs incurred up to December 31, 2017		82
White Collar Productivity program | Employee severance costs
Restructuring and Related Cost
Costs incurred in		(129)	130	364
Cumulative costs incurred up to December 31, 2017		365
Expenses		35	232	364
Liabilities associated with reorganization.
Liability at beginning of period		331	330
Expenses		35	232	364
Cash payments		(110)	(106)	(34)
Changes in estimates		(164)	(102)
Exchange rate differences		28	(23)
Liability at end of period		120	331	330
White Collar Productivity program | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred in		3	2	5
Cumulative costs incurred up to December 31, 2017		10
Expenses		3	3	5
Liabilities associated with reorganization.
Liability at beginning of period		3	4
Expenses		3	3	5
Cash payments		(5)	(3)	(1)
Changes in estimates			(1)
Liability at end of period		1	3	4
White Collar Productivity program | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred in		1	8	1
Cumulative costs incurred up to December 31, 2017		10
Other restructuring-related activities
Restructuring and Related Cost
Costs incurred in		249	171	256
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Changes in estimates		(58)	(46)
Other restructuring-related activities | Employee severance costs
Restructuring and Related Cost
Costs incurred in		184	90	207
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Restructuring and Related Cost
Costs incurred in		40	40	27
Other restructuring-related activities | Inventory and long-lived asset impairments
Restructuring and Related Cost
Costs incurred in		25	41	$ 22
Total Restructuring Costs
Liabilities associated with reorganization.
Changes in estimates		$ (222)	$ (149)
Earnings per share (basic and diluted)		$ 0.08	$ 0.05